Other comprehensive income (loss) - Changes in Accumulated other comprehensive income (loss) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2018
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Cumulative translation adjustments [Member]
Affected line items in consolidated statements of income [Line Items]
Reclassification adjustment for loss	¥ 6,956	¥ 6,956